Consolidated statement of changes in equity - BRL (R$) R$ in Thousands	Total	Share capital [member]	Additional paid-in capital [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity attributable to owners of the company [member]	Non-controlling interest [member]
Beginning balance (Adjustment on initial application of IFRS 9 [member]) at Dec. 31, 2017	R$ (8,688)				R$ (3,950)	R$ (3,950)	R$ (4,738)
Beginning balance (Restatement [Member]) at Dec. 31, 2017	17,050,725	R$ 5,328	R$ 3,245,543	R$ (394,212)	3,178,148	6,034,807	11,015,918
Beginning balance at Dec. 31, 2017	17,059,413	5,328	3,245,543	(394,212)	3,182,098	6,038,757	11,020,656
Profit for the year	2,083,180				975,448	975,448	1,107,732
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	6,883			4,961		4,961	1,922
Foreign currency translation differences	(161,574)			(169,823)		(169,823)	8,249
Actuarial loss on defined benefit plan	(54,309)			(28,245)		(28,245)	(26,064)
Change in fair value of financial assets	244			146		146	98
Total comprehensive income for the year	1,874,424			(192,961)	975,448	782,487	1,091,937
Transactions with owners of the Company Contributions and distributions
Dividends - non-controlling interest			(12,368)			(12,368)	12,368
Share options exercised - Subsidiaries	24,548		14,795			14,795	9,753
Business combination	7,199						7,199
Dividends	(425,493)				(69,622)	(69,622)	(355,871)
Share-based payment transactions	53,618		44,122			44,122	9,496
Total contributions and distributions	(340,128)		46,549		(69,622)	(23,073)	(317,055)
Changes in ownership interests
Change of shareholding interest in subsidiary	(615,665)		(179,818)			(179,818)	(435,847)
Total changes in ownership interests	(615,665)		(179,818)			(179,818)	(435,847)
Total transactions with owners of the Company	(955,793)		(133,269)		(69,622)	(202,891)	(752,902)
Ending balance (Adjustment on initial application of IFRS 16 [member]) at Dec. 31, 2018	(475,391)				(97,971)	(97,971)	(377,420)
Ending balance (Restatement [Member]) at Dec. 31, 2018	17,493,965	5,328	3,112,274	(587,173)	3,986,003	6,516,432	10,977,533
Ending balance at Dec. 31, 2018	17,969,356	5,328	3,112,274	(587,173)	4,083,974	6,614,403	11,354,953
Profit for the year	2,893,373				1,316,341	1,316,341	1,577,032
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	(256,486)			(155,007)		(155,007)	(101,479)
Foreign currency translation differences	27,788			(11,220)		(11,220)	39,008
Actuarial loss on defined benefit plan	(81,712)			(52,189)		(52,189)	(29,523)
Change in fair value of financial assets	192			118		118	74
Total comprehensive income for the year	2,583,155			(218,298)	1,316,341	1,098,043	1,485,112
Transactions with owners of the Company Contributions and distributions
Capital increase in subsidiary	(11,938)						(11,938)
Dividends - non-controlling interest			(11,650)			(11,650)	11,650
Share options exercised - Subsidiaries	(13,113)		(11,811)			(11,811)	(1,302)
Prescribed Dividends	20,751				12,499	12,499	8,252
Treasury shares acquired	(1,141,302)		(1,141,302)			(1,141,302)
Dividends	(243,317)						(243,317)
Share-based payment transactions	42,222		42,222			42,222
Total contributions and distributions	(1,346,697)		(1,122,541)		12,499	(1,110,042)	(236,655)
Changes in ownership interests
Change of shareholding interest in subsidiary	(2,489,942)		(1,102,568)			(1,102,568)	(1,387,374)
Total changes in ownership interests	(2,489,942)		(1,102,568)			(1,102,568)	(1,387,374)
Total transactions with owners of the Company	(3,836,639)		(2,225,109)		12,499	(2,212,610)	(1,624,029)
Ending balance at Dec. 31, 2019	16,240,481	5,328	887,165	(805,471)	5,314,843	5,401,865	10,838,616
Profit for the year	1,488,294				859,482	859,482	628,812
Other comprehensive income:
Gain (loss) on cash flow hedge in joint ventures	(526,099)			(345,185)		(345,185)	(180,914)
Foreign currency translation differences	(42,767)			(373,135)		(373,135)	330,368
Actuarial loss on defined benefit plan	(36,813)			(421)		(421)	(36,392)
Change in fair value of financial assets	278			185		185	93
Total comprehensive income for the year	882,893			(718,556)	859,482	140,926	741,967
Transactions with owners of the Company Contributions and distributions
Capital increase in subsidiary	6,666						6,666
Dividends - non-controlling interest	(1,374)		(15,951)			(15,951)	14,577
Share options exercised - Subsidiaries	272,692		272,692			272,692
Dividends	(1,514,114)				(1,402,899)	(1,402,899)	(111,215)
Share-based payment transactions	1,251,014		1,244,638			1,244,638	6,376
Total contributions and distributions	14,884		1,501,379		(1,402,899)	98,480	(83,596)
Changes in ownership interests
Change of shareholding interest in subsidiary	3,680,609		(381,188)			(381,188)	4,061,797
Total changes in ownership interests	3,680,609		(381,188)			(381,188)	4,061,797
Total transactions with owners of the Company	3,695,493		1,120,191		(1,402,899)	(282,708)	3,978,201
Ending balance at Dec. 31, 2020	R$ 20,818,867	R$ 5,328	R$ 2,007,356	R$ (1,524,027)	R$ 4,771,426	R$ 5,260,083	R$ 15,558,784